Benefit Plans and Stock-Based Compensation - Additional Information (Detail)							9 Months Ended	12 Months Ended
	Oct. 01, 2025 shares	Mar. 29, 2025 CAD ($) shares	Oct. 01, 2024 shares	Oct. 01, 2023 shares	Dec. 20, 2021 CAD ($) shares	Sep. 17, 2020 shares	Mar. 28, 2026 CAD ($) $ / shares shares	Mar. 28, 2026 CAD ($) $ / shares shares	Mar. 29, 2025 CAD ($) shares	Mar. 30, 2024 CAD ($) shares	Mar. 30, 2024 CAD ($) shares	Mar. 28, 2026 $ / shares	Mar. 29, 2025 $ / shares	Mar. 25, 2023 shares	Jan. 19, 2022 shares	Mar. 27, 2021 shares	Mar. 26, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		32,000					0	0	32,000
Shares reserved for issuance															1,500,000
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance																1,796,088
Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $								$ (200,000)	$ (500,000)	$ (300,000)
Share based compensation arrangement closing stock price | $ / shares												$ 0.7	$ 1.16
Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted								245,454	143,829	70,000
Number of shares outstanding		231,621					415,981	415,981	231,621	96,688	96,688			35,584
Share based compensation arrangement by share based payment award equity instruments other than options vested in period								61,094	8,896	8,896
Share based compensation arrangement fair value of cash settled based on intrinsic value | $		$ 400,000					$ 400,000	$ 400,000	$ 400,000	$ 400,000	$ 400,000
Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding		331,764					221,176	221,176	331,764	740,482	740,482			750,482
Share based compensation arrangement by share based payment award equity instruments other than options vested in period								110,588	408,718	10,000
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding		0					0	0	0	0	0			50,000
Share based compensation arrangement by share based payment award equity instruments other than options vested in period									0	50,000
Share based compensation arrangement fair value of cash settled based on intrinsic value | $		$ 0					$ 0	$ 0	$ 0	$ 0	$ 0
Modification of certain awards from cash settled to equity settled | $					$ 900,000
Share based compensation arrangement by share based payment award equity instruments other than options, conversion to equity settled awards					325,000
Equity Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $								0	0		$ (200,000)
Number of shares outstanding										0	0
Restricted stock or unit expense | $								$ 0	0	$ 30,000.00
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding							0	0
Exercise price | $ / shares							$ 1.43	$ 1.43
Expiration period								10 years
Total compensation cost for recognized expenses | $								$ 0	$ 0	$ 0
Shares reserved for issuance																1,000,000	1,000,000
Share-based compensation arrangement by share-based payment award, options, expirations in period		12,000
Omnibus LTIP [Member] | Cash Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted			143,829	70,000
Number of shares outstanding		231,621					415,981	415,981	231,621	96,688	96,688
Share based compensation arrangement by share based payment award equity instruments other than options vested in period					750,482
Modification of certain awards from cash settled to equity settled | $					$ 4,600,000
Share based compensation arrangement by share based payment award equity instruments other than options, conversion to equity settled awards	245,454						61,094		8,896	8,896
Omnibus LTIP [Member] | Equity Settled Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding		331,764					221,176	221,176	331,764	740,482	740,482
Share based compensation arrangement by share based payment award equity instruments other than options, conversion to equity settled awards								110,588	408,718	10,000
Omnibus LTIP [Member] | Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted						375,000
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding							20,000	20,000
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation recognized liability | $		$ 0							$ 0
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable		10,000							10,000